Related Party Transactions (Details) - USD ($)			1 Months Ended	3 Months Ended
	Apr. 09, 2021	Jan. 25, 2020	Jan. 25, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Jul. 12, 2021	Jan. 22, 2021
Related Party Transactions (Details) [Line Items]
Aggregate of founder shares	1,406,250
Founder shares subject to forfeiture (in Shares)							468,750
Threshold period for not to transfer, assign or sell any shares or warrants after completion of initial business combination				1 year
Transfer, assign or sell any shares or warrants after completion of initial business combination, stock price trigger (in Dollars per share)						$ 12.00
Threshold period for not to transfer, assign or sell any shares or warrants after completion of initial business combination, trading days						20 days
Trading day period for threshold period for not to transfer, assign or sell any shares or warrants after completion of initial business combination						30 days
Threshold period after business combination in which specified trading days within any specified trading day period commences						150 days
Sponsor agreed expenses								$ 200,000
Borrowings cost						$ 171,356
Ralated party sponsor					$ 56,266
Founder shares cost		$ 25,000		$ 25,000
Working capital loans				$ 1,500,000
Warrant price				$ 1.00
Secretarial and administrative services				$ 10,000
Operating expenses				$ 57,742
Maximum
Related Party Transactions (Details) [Line Items]
Founder shares outstanding (in Shares)	5,000,000
Minimum
Related Party Transactions (Details) [Line Items]
Founder shares outstanding (in Shares)	3,593,750
Founder Shares
Related Party Transactions (Details) [Line Items]
Founder shares amount			$ 25,000
Price per share (in Dollars per share)			$ 0.005
Founder shares subject to forfeiture (in Shares)	468,750
Class B Ordinary Shares
Related Party Transactions (Details) [Line Items]
Ordinary shares issued (in Shares)			5,000,000
Ordinary shares par value (in Dollars per share)			$ 0.0001